Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Asset Acquisitions [Abstract]
Summary of purchase price allocation
The below table summarizes the purchase price allocation for asset acquisitions in the six months ended June 30, 2022 and 2021, including initial direct costs:

	Six months ended June 30
($ millions)	2022	2021
Currently marketed products	385	—
Acquired in-process research & development	10	—
Other intangible assets (including software)	12	—
Deferred tax assets	57	—
Trade receivables	10	—
Inventory	16	—
Cash and cash equivalents	4	—
Other assets	6	—
Trade payables and other liabilities	(11)	—
Net identifiable assets acquired	489	—
Acquired liquidity	(4)	—
Net assets recognized as a result of asset acquisitions	485	—